FAIR VALUE MEASUREMENTS - Fair value Assets and Liabilities Transfer Amount (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2025
FAIR VALUE MEASUREMENTS
Asset transfers from level 1 to level 2	$ 0	$ 0	$ 0	$ 0
Asset transfers from level 2 to level 1	0	0	0	0
Liability transfers from level 1 to level 2	0	0	0	0
Liability transfers from level 2 to level 1	0	0	0	0
Asset transfers into or out of level 3	0	0	0	0
Liability transfers into or out of level 3	$ 0	$ 0	$ 0	$ 0